Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value	The fair value of the Company’s derivative financial instruments at December 31, 2024 amount to $nil. The fair value of the Company’s derivative financial instruments at December 31, 2023 on a gross basis, are summarized in the following table:

	December 31, 2023
	Asset	Liability	Notional
	(in thousands)
Interest Rate Caps	$—	$1,871	$1,600,606
Interest Rate Swap	—	540	1,100,606
Total derivatives designated as hedging instruments	$—	$2,411	$2,701,212